J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

JPMorgan BetaBuilders Emerging Markets Equity ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated May 14, 2024

to the current Summary Prospectuses and Prospectus

Effective June 20, 2024, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

JPMorganBetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2018	Executive Director
Michael Loeffler	2018	Executive Director
Alex Hamilton	2018	Executive Director

JPMorgan BetaBuilders Emerging Markets Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alex Hamilton	2023	Executive Director
Nicholas D’Eramo	2023	Executive Director
Michael Loeffler	2023	Executive Director

JPMorgan BetaBuilders International Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2019	Executive Director
Michael Loeffler	2019	Executive Director
Alex Hamilton	2019	Executive Director

SUP-ETF-P-524

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michael Loeffler	2019	Executive Director
Nicholas D’Eramo	2019	Executive Director
Alex Hamilton	2019	Executive Director

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicholas D’Eramo	2020	Executive Director
Michael Loeffler	2020	Executive Director
Alex Hamilton	2020	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Equity ETF, BetaBuilders U.S. Mid Cap Equity ETF and BetaBuilders U.S. Small Cap Equity ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Equity ETF, BetaBuilders U.S. Mid Cap Equity ETF and BetaBuilders U.S. Small Cap Equity ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Nicholas D’Eramo, Executive Director, Michael Loeffler, Executive Director, and Alex Hamilton, Executive Director. The team is responsible for managing each Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, managing cash flows, coordinating with members of the portfolio management team to focus on certain portfolios, implementing investment strategy, and researching and reviewing investment strategy. Mr. D’Eramo has been a portfolio manager for JPMIM since 2005 and an employee of the firm or one of its predecessors since 1999. Mr. Loeffler has been a portfolio manager for JPMIM since 2004 and has been an employee of the firm or one of its predecessors since 1999. Mr. Loeffler is a CFA charterholder. Mr. Hamilton has been a portfolio manager for JPMIM since April 2017. Prior to joining JPMIM, he was an assistant portfolio manager at the Ohio Public Employees Retirement System from 2013 until 2017. Before that time, he worked at Huntington National Bank in the corporate treasury and mortgage capital markets departments. Mr. Hamilton is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE